Biocon Acquisition (Details Narrative) (10Q) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Interest income		$ 1	$ 4	$ 4
Gross margin	998	467	$ 3,203	2,292
Biocon Acquisition [Member]
Percentage on membership interests			100.00%
Working capital adjustment	$ 11
Adjustments to amortization expense related to identifiable intangible assets acquired		10	$ 21	21
Interest income		1	4	4
Gross margin		$ 1	5	$ 10
Biocon Acquisition [Member] | Selling, General and Administrative Cost [Member]
Transaction costs			$ 33